SHARE-BASED PAYMENTS - Share Options Granted (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) year	Dec. 31, 2020 CAD ($) year
Graded Vesting
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average fair value at grant date	$ 7.78	$ 3.82
Weighted average expected volatility (percent)	49.06%	36.61%
Weighted average expected option life (years) | year	3.67	3.67
Expected annual dividends per option	$ 2.52	$ 2.52
Expected forfeitures (percent)	7.10%	6.90%
Risk-free interest rate (based on government bonds)(percent)	0.60%	0.50%
Cliff Vesting
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average fair value at grant date	$ 6.59
Weighted average expected volatility (percent)	40.01%
Weighted average expected option life (years) | year	5.00
Expected annual dividends per option	$ 2.52
Expected forfeitures (percent)	7.10%
Risk-free interest rate (based on government bonds)(percent)	1.00%